Segment reporting (Details 6) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 20,835	₨ 17,233
India Country [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	18,362	15,580
Switzerland Country [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	1,209	195
United States Country [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	532	260
Others [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 732	₨ 1,198